Subsequent Events (Details Narrative) - Nonadjusting Event [Member] $ in Thousands				1 Months Ended
	Mar. 20, 2026 USD ($) t	Feb. 12, 2026 USD ($) t	Jan. 23, 2026 USD ($) t	Jun. 30, 2026 USD ($) t	Mar. 31, 2026 t
IfrsStatementLineItems [Line Items]
High purity lithium fines | t | t	400,000	150,000	100,000
Price high purity lithium fines	$ 50	$ 140	$ 140
Net revenue	$ 18,000	$ 6,700	$ 12,900
High grade lithium oxide | t				120,000	40,000
Advance payment of payable				$ 50,000